Income taxes - Schedule of income tax expense/(benefit) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax expense/(benefit):
Germany	€ 3,729	€ (362)	€ 18,769
Other countries	1	117	309
Current income tax expense/(benefit)	3,730	(245)	19,078
Deferred income tax expense/(benefit):
Germany	8,914	(8,165)	2,020
Other countries	(58)	(84)	(116)
Deferred income tax expense/(benefit)	8,856	(8,249)	1,904
Income tax expense/(benefit)	€ 12,586	€ (8,494)	€ 20,982